MARKETABLE SECURITIES	12 Months Ended
Mar. 31, 2025
MARKETABLE SECURITIES
MARKETABLE SECURITIES

4. MARKETABLE SECURITIES

As at March 31, 2025, the fair value of its current holdings was $22,086 (March 31, 2024 - $41,587) and during the year ended March 31, 2025 there was a negative change of fair value adjustment of $19,501 (March 31, 2024 – $97,698 negative change). The marketable securities include 550,000 units (shares and warrants) of Carlyle Commodities Corp., a Canadian public company listed on the TSX Venture Exchange.

As at March 31, 2025, the Company held the following marketable securities:

Company	Shares/Warrants Held	Cost	Fair Value	Fair Value Decrease
	(#)	($)	($)	($)
Carlyle Commodities Corp - Shares	550,000	907,500	8,250	(899,250)
Carlyle Commodities Corp - Warrants	550,000	727,000	-	(727,000)
Other	1,678,839	14,237	13,836	(401)
Total	2,778,839	1,648,737	22,086	(1,626,651)